Leases - Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Head Lease Receipts
Head Lease Receipts
2018	$ 21,242
2019	21,242
2020	21,242
2021	21,242
2022	21,242
Thereafter	132,853
Total	239,063
Sublease Payments
Sublease Payments
2018	23,875
2019	23,875
2020	23,875
2021	23,875
2022	23,875
Thereafter	149,360
Total	$ 268,735